Significant Risks and Uncertainties Including Business and Credit Concentrations	12 Months Ended
Dec. 31, 2020
Significant Risks and Uncertainties Including Business and Credit Concentrations
Significant Risks and Uncertainties Including Business and Credit Concentrations

5) Significant Risks and Uncertainties Including Business and Credit Concentrations

Each of the Vessels is currently employed under long-term fixed rate charters, which mitigates earnings risk, except for Windsor Knutsen and, as of April 9, 2021, Bodil Knutsen. The Partnership's operational results are dependent on the worldwide market for shuttle tankers and timing of entrance into long-term charters. Market conditions for shipping activities are typically volatile, and, as a consequence, the hire rates we may be able to achieve might vary over time. The market today is mainly dependent upon four factors: the supply of vessels, the demand for oil, the long-term oil price outlook and overall growth in the world economy. The general supply of vessels is impacted by the number of newbuilds, the removal of older vessels from the market and legislation that may limit the use of older vessels or new standards for vessels used in specific trades.

As of December 31, 2020, all of the Partnership’s Vessel crews, which are employed through KOAS were represented by collective bargaining agreements that are renegotiated annually, or bi-annually.

The Partnership did not incur any loss relating to its customers during the years ended December 31, 2020, 2019 and 2018.

The following table presents time charter and bareboat revenues and percentage of revenues for material customers that accounted for more than 10% of the Partnership’s revenues during the years ended December 31, 2020, 2019 and 2018. All of these customers are subsidiaries of major international oil companies.

	Year Ended December 31,
(U.S. Dollars in thousands)	2020		2019		2018
Eni Trading and Shipping S.p.A.	$44,175	16%	$44,610	16%	$43,955	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,235	16%	45,116	16%	45,115	17%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	33,947	12%	36,346	13%	36,978	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	76,959	28%	66,199	23%	81,816	29%
Galp Sinopec Brasil Services BV	35,684	13%	35,541	13%	30,029	11%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.